Goodwill and Intangible Assets - Amortization of Intangibles for the Next Five Years (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 100,891
2021	92,512
2022	78,454
2023	76,239
2024	$ 71,910